Common and Preferred Shares and Warrants (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Authorized shares and a reconciliation of common shares issued and outstanding
Common shares, authorized	3,600,000,000	3,600,000,000	3,600,000,000
Shares issued and outstanding at beginning of year	1,105,000,000	1,164,000,000	1,197,000,000
Repurchases of common shares	(55,000,000)	(69,000,000)	(48,000,000)
Other, primarily stock option exercises and RSAs granted	14,000,000	10,000,000	15,000,000
Shares issued and outstanding as of December 31	1,064,000,000	1,105,000,000	1,164,000,000
Stockholders' Equity Note (Textuals) [Abstract]
Shares reserved for issuance under employee stock and employee benefit plans	63,000,000